Taxation (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Taxes [Abstract]
Tax expense	€ 14.9	€ 11.0	€ 48.7	€ 41.2